Portfolio of Investments
Tri-Continental Corporation, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 68.7%
Issuer	Shares	Value ($)
Communication Services 6.9%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	225,000	6,558,750
BCE, Inc.	87,500	3,575,250
Verizon Communications, Inc.	489,000	26,273,970
Total		36,407,970
Interactive Media & Services 4.1%
Alphabet, Inc., Class A(a)	27,300	31,721,235
Facebook, Inc., Class A(a)	138,300	23,068,440
Total		54,789,675
Total Communication Services		91,197,645
Consumer Discretionary 6.2%
Automobiles 0.3%
General Motors Co.	200,000	4,156,000
Hotels, Restaurants & Leisure 1.0%
Extended Stay America, Inc.	425,000	3,106,750
Hilton Worldwide Holdings, Inc.	27,400	1,869,776
Las Vegas Sands Corp.	65,000	2,760,550
Starbucks Corp.	84,200	5,535,308
Total		13,272,384
Household Durables 0.3%
Newell Brands, Inc.	250,000	3,320,000
PulteGroup, Inc.	65,200	1,455,264
Total		4,775,264
Internet & Direct Marketing Retail 2.1%
Amazon.com, Inc.(a)	8,410	16,397,145
eBay, Inc.	314,300	9,447,858
Expedia Group, Inc.	35,500	1,997,585
Total		27,842,588
Multiline Retail 1.0%
Target Corp.	140,900	13,099,473
Specialty Retail 1.3%
AutoZone, Inc.(a)	7,200	6,091,200
Best Buy Co., Inc.	133,000	7,581,000
Home Depot, Inc. (The)	20,000	3,734,200
Total		17,406,400
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.2%
Kontoor Brands, Inc.	125,000	2,396,250
Total Consumer Discretionary		82,948,359
Consumer Staples 5.2%
Food & Staples Retailing 0.2%
Walgreens Boots Alliance, Inc.	45,450	2,079,338
Food Products 1.3%
General Mills, Inc.	232,400	12,263,748
Hershey Co. (The)	8,300	1,099,750
JM Smucker Co. (The)	30,000	3,330,000
Total		16,693,498
Household Products 2.1%
Kimberly-Clark Corp.	84,750	10,836,982
Procter & Gamble Co. (The)	156,600	17,226,000
Total		28,062,982
Tobacco 1.6%
Altria Group, Inc.	58,500	2,262,195
Philip Morris International, Inc.	268,600	19,597,056
Total		21,859,251
Total Consumer Staples		68,695,069
Energy 2.5%
Oil, Gas & Consumable Fuels 2.5%
Chevron Corp.(b)	157,600	11,419,696
ConocoPhillips Co.	225,000	6,930,000
Devon Energy Corp.	66,800	461,588
HollyFrontier Corp.	68,700	1,683,837
Valero Energy Corp.	172,100	7,806,456
Williams Companies, Inc. (The)	375,000	5,306,250
Total		33,607,827
Total Energy		33,607,827
Financials 9.0%
Banks 3.1%
Bank of America Corp.	76,000	1,613,480
Citigroup, Inc.	448,700	18,899,244
Citizens Financial Group, Inc.	59,500	1,119,195
JPMorgan Chase & Co.	80,000	7,202,400
Tri-Continental Corporation | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
KeyCorp	360,000	3,733,200
U.S. Bancorp	115,000	3,961,750
Wells Fargo & Co.	180,000	5,166,000
Total		41,695,269
Capital Markets 3.0%
Ares Capital Corp.	450,000	4,851,000
Bank of New York Mellon Corp. (The)	43,200	1,454,976
BlackRock, Inc.	2,400	1,055,928
Intercontinental Exchange, Inc.	169,200	13,662,900
Moody’s Corp.	12,600	2,664,900
Morgan Stanley	135,000	4,590,000
S&P Global, Inc.	40,100	9,826,505
T. Rowe Price Group, Inc.	6,000	585,900
TCG BDC, Inc.	250,000	1,305,000
Total		39,997,109
Consumer Finance 0.7%
Capital One Financial Corp.	152,700	7,699,134
Synchrony Financial	123,000	1,979,070
Total		9,678,204
Diversified Financial Services 0.3%
Voya Financial, Inc.	86,100	3,491,355
Insurance 1.3%
Allstate Corp. (The)	100,000	9,173,000
MetLife, Inc.	190,200	5,814,414
Prudential Financial, Inc.	51,000	2,659,140
Total		17,646,554
Mortgage Real Estate Investment Trusts (REITS) 0.6%
Blackstone Mortgage Trust, Inc.	150,000	2,793,000
Starwood Property Trust, Inc.	500,000	5,125,000
Total		7,918,000
Total Financials		120,426,491
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 10.2%
Biotechnology 2.1%
AbbVie, Inc.	171,120	13,037,633
Alexion Pharmaceuticals, Inc.(a)	40,970	3,678,696
BioMarin Pharmaceutical, Inc.(a)	34,800	2,940,600
Gilead Sciences, Inc.	40,000	2,990,400
Vertex Pharmaceuticals, Inc.(a)	25,050	5,960,647
Total		28,607,976
Health Care Equipment & Supplies 1.5%
Baxter International, Inc.	35,000	2,841,650
Dentsply Sirona, Inc.	28,860	1,120,634
Hologic, Inc.(a)	13,200	463,320
Medtronic PLC	169,500	15,285,510
Total		19,711,114
Health Care Providers & Services 1.6%
Cardinal Health, Inc.	158,940	7,619,584
DaVita, Inc.(a)	37,000	2,814,220
HCA Healthcare, Inc.	13,300	1,195,005
Humana, Inc.	10,400	3,265,808
McKesson Corp.	48,900	6,614,214
Total		21,508,831
Pharmaceuticals 5.0%
Amryt Pharma PLC, ADR(a)	307,275	2,019,350
Bristol-Myers Squibb Co.	248,000	13,823,520
Eli Lilly & Co.	35,000	4,855,200
Johnson & Johnson	121,000	15,866,730
Merck & Co., Inc.	279,400	21,497,036
Mylan NV(a)	195,000	2,907,450
Perrigo Co. PLC	32,700	1,572,543
Pfizer, Inc.	115,000	3,753,600
Total		66,295,429
Total Health Care		136,123,350
Industrials 5.8%
Aerospace & Defense 1.6%
Lockheed Martin Corp.	62,200	21,082,690
Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	65,000	6,072,300

2	Tri-Continental Corporation | Quarterly Report 2020

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.7%
Delta Air Lines, Inc.	28,700	818,811
Southwest Airlines Co.	254,200	9,052,062
Total		9,870,873
Electrical Equipment 1.2%
Eaton Corp. PLC	199,900	15,530,231
Machinery 1.6%
Caterpillar, Inc.	30,000	3,481,200
Cummins, Inc.	84,600	11,448,072
Illinois Tool Works, Inc.	42,300	6,011,676
Total		20,940,948
Professional Services 0.1%
Robert Half International, Inc.	37,600	1,419,400
Transportation Infrastructure 0.2%
Macquarie Infrastructure Corp.	105,000	2,651,250
Total Industrials		77,567,692
Information Technology 16.8%
Communications Equipment 1.8%
Cisco Systems, Inc.	615,400	24,191,374
Electronic Equipment, Instruments & Components 0.4%
Corning, Inc.	235,000	4,826,900
IT Services 3.2%
International Business Machines Corp.	57,500	6,378,475
MasterCard, Inc., Class A	75,600	18,261,936
VeriSign, Inc.(a)	72,100	12,984,489
Visa, Inc., Class A	34,300	5,526,416
Total		43,151,316
Semiconductors & Semiconductor Equipment 3.6%
Broadcom, Inc.	91,000	21,576,100
Intel Corp.	147,800	7,998,936
Lam Research Corp.	2,500	600,000
QUALCOMM, Inc.	165,800	11,216,370
Texas Instruments, Inc.	70,000	6,995,100
Total		48,386,506
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 4.8%
Adobe, Inc.(a)	29,000	9,228,960
Autodesk, Inc.(a)	43,700	6,821,570
Cadence Design Systems, Inc.(a)	17,900	1,182,116
Fortinet, Inc.(a)	131,400	13,293,738
Microsoft Corp.	164,100	25,880,211
NortonLifeLock, Inc.	365,000	6,829,150
Total		63,235,745
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	82,750	21,042,497
HP, Inc.	602,300	10,455,928
Seagate Technology PLC	70,000	3,416,000
Western Digital Corp.	115,000	4,786,300
Total		39,700,725
Total Information Technology		223,492,566
Materials 1.4%
Chemicals 0.9%
Dow, Inc.	145,000	4,239,800
LyondellBasell Industries NV, Class A	162,400	8,059,912
Total		12,299,712
Metals & Mining 0.5%
Nucor Corp.	167,600	6,036,952
Total Materials		18,336,664
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
Alexandria Real Estate Equities, Inc.	32,500	4,454,450
American Tower Corp.	66,690	14,521,748
Duke Realty Corp.	125,000	4,047,500
Medical Properties Trust, Inc.	350,000	6,051,500
ProLogis, Inc.	33,800	2,716,506
SBA Communications Corp.	5,400	1,457,838
Total		33,249,542
Total Real Estate		33,249,542

Tri-Continental Corporation | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 2.2%
Electric Utilities 1.8%
American Electric Power Co., Inc.	24,500	1,959,510
Edison International	87,500	4,794,125
Entergy Corp.	50,500	4,745,485
Exelon Corp.	288,000	10,601,280
NRG Energy, Inc.	70,000	1,908,200
Total		24,008,600
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	375,300	5,104,080
Total Utilities		29,112,680
Total Common Stocks (Cost $1,007,778,919)		914,757,885

Convertible Bonds 5.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.5%
DISH Network Corp.
08/15/2026	3.375%	9,000,000	7,306,663
Health Care 0.7%
Invacare Corp.
11/15/2024	5.000%	4,000,000	3,588,378
Novavax, Inc.
02/01/2023	3.750%	6,800,000	5,344,283
Total			8,932,661
Home Construction 0.5%
SunPower Corp.
01/15/2023	4.000%	7,500,000	6,334,381
Independent Energy 0.0%
Chesapeake Energy Corp.(c)
09/15/2026	0.000%	9,000,000	405,000
Life Insurance 0.3%
AXA SA(d)
05/15/2021	7.250%	5,500,000	4,112,933
Metals and Mining 0.3%
Endeavour Mining Corp.(d)
02/15/2023	3.000%	4,300,000	3,977,500
Other Financial Institutions 0.3%
RWT Holdings, Inc.(d)
10/01/2025	5.750%	6,750,000	4,129,860
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.2%
Green Plains, Inc.
09/01/2022	4.125%	4,600,000	3,056,125
Other REIT 0.3%
Blackstone Mortgage Trust, Inc.
05/05/2022	4.375%	4,200,000	3,318,000
Pharmaceuticals 1.4%
Aegerion Pharmaceuticals, Inc.(d)
04/01/2025	5.000%	1,687,570	1,603,191
Clovis Oncology, Inc.
05/01/2025	1.250%	8,000,000	4,727,562
Insmed, Inc.
01/15/2025	1.750%	4,300,000	3,590,756
Intercept Pharmaceuticals, Inc.
07/01/2023	3.250%	4,300,000	3,440,208
Radius Health, Inc.
09/01/2024	3.000%	5,200,000	3,672,774
Tilray, Inc.
10/01/2023	5.000%	5,250,000	1,659,201
Total			18,693,692
Property & Casualty 0.6%
Heritage Insurance Holdings, Inc.
08/01/2037	5.875%	3,500,000	3,424,526
MGIC Investment Corp.(d),(e)
Junior Subordinated
04/01/2063	9.000%	3,011,000	3,901,754
Total			7,326,280
Technology 0.7%
Avaya Holdings Corp.
06/15/2023	2.250%	6,900,000	5,521,160
Microchip Technology, Inc.
Junior Subordinated
02/15/2037	2.250%	4,300,000	4,015,104
Total			9,536,264
Total Convertible Bonds (Cost $104,165,964)			77,129,359

Convertible Preferred Stocks 7.8%
Issuer		Shares	Value ($)
Consumer Staples 0.3%
Household Products 0.3%
Energizer Holdings, Inc.	7.500%	60,000	4,085,319
Total Consumer Staples			4,085,319

4	Tri-Continental Corporation | Quarterly Report 2020

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2020 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financials 1.3%
Banks 0.5%
Bank of America Corp.	7.250%	5,000	6,330,100
Capital Markets 0.5%
AMG Capital Trust II	5.150%	130,000	3,924,375
Cowen, Inc.	5.625%	5,200	3,474,670
Total			7,399,045
Insurance 0.3%
Assurant, Inc.	6.500%	32,500	3,428,750
Total Financials			17,157,895
Health Care 1.6%
Health Care Equipment & Supplies 0.9%
Becton Dickinson and Co.	6.125%	135,000	7,378,489
Danaher Corp.	4.750%	4,600	4,795,868
Total			12,174,357
Health Care Technology 0.3%
Change Healthcare, Inc.	6.000%	80,000	3,360,000
Life Sciences Tools & Services 0.4%
Avantor, Inc.	6.250%	135,000	5,940,000
Total Health Care			21,474,357
Industrials 0.3%
Machinery 0.3%
Stanley Black & Decker, Inc.	5.250%	45,000	3,179,340
Total Industrials			3,179,340
Real Estate 1.0%
Equity Real Estate Investment Trusts (REITS) 1.0%
Crown Castle International Corp.	6.875%	7,000	9,049,904
QTS Realty Trust, Inc.	6.500%	35,000	4,523,273
Total			13,573,177
Total Real Estate			13,573,177
Utilities 3.3%
Electric Utilities 1.7%
American Electric Power Co., Inc.	6.125%	195,000	9,496,558
NextEra Energy, Inc.	5.279%	180,000	7,913,602
Southern Co. (The)	6.750%	110,000	4,884,000
Total			22,294,160
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 1.3%
Dominion Energy, Inc.	7.250%	75,000	7,023,000
DTE Energy Co.	6.250%	270,603	10,731,032
Total			17,754,032
Water Utilities 0.3%
Essential Utilities, Inc.	6.000%	70,000	3,790,563
Total Utilities			43,838,755
Total Convertible Preferred Stocks (Cost $115,124,378)			103,308,843

Corporate Bonds & Notes 14.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.6%
LPL Holdings, Inc.(d)
09/15/2025	5.750%	7,850,000	7,538,270
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital
10/23/2045	6.484%	6,200,000	7,419,278
Gogo Intermediate Holdings LLC/Finance Co., Inc.(d)
05/01/2024	9.875%	4,200,000	3,318,244
Telesat Canada/LLC(d)
10/15/2027	6.500%	2,286,000	2,215,052
Total			12,952,574
Chemicals 0.9%
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	4,300,000	4,181,114
Starfruit Finco BV/US Holdco LLC(d)
10/01/2026	8.000%	8,400,000	7,964,557
Total			12,145,671
Consumer Cyclical Services 0.4%
Uber Technologies, Inc.(d)
11/01/2023	7.500%	4,000,000	3,939,958
09/15/2027	7.500%	2,100,000	2,072,999
Total			6,012,957
Consumer Products 0.6%
Mattel, Inc.(d)
12/31/2025	6.750%	4,942,000	5,031,812
12/15/2027	5.875%	1,079,000	1,110,094
Mattel, Inc.
10/01/2040	6.200%	1,430,000	1,182,640
11/01/2041	5.450%	745,000	581,085
Total			7,905,631

Tri-Continental Corporation | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.3%
Enviva Partners LP/Finance Corp.(d)
01/15/2026	6.500%	3,725,000	3,573,847
Environmental 0.5%
Covanta Holding Corp.
07/01/2025	5.875%	4,834,000	4,447,280
01/01/2027	6.000%	3,000,000	2,541,669
Total			6,988,949
Finance Companies 0.9%
Fortress Transportation & Infrastructure Investors LLC(d)
10/01/2025	6.500%	6,000,000	4,395,000
Springleaf Finance Corp.
03/15/2025	6.875%	7,500,000	7,562,926
Total			11,957,926
Food and Beverage 0.6%
Chobani LLC/Finance Corp., Inc.(d)
04/15/2025	7.500%	4,597,000	4,061,791
Lamb Weston Holdings, Inc.(d)
11/01/2026	4.875%	3,900,000	3,970,845
Total			8,032,636
Health Care 0.6%
Quotient Ltd.(d),(f),(g)
04/15/2024	12.000%	2,170,000	2,170,000
04/15/2024	12.000%	930,000	930,000
Surgery Center Holdings, Inc.(d)
07/01/2025	6.750%	6,100,000	4,456,271
Total			7,556,271
Healthcare Insurance 0.5%
Centene Corp.(d)
12/15/2027	4.250%	7,027,000	6,887,072
Independent Energy 0.8%
Indigo Natural Resources LLC(d)
02/15/2026	6.875%	9,500,000	6,483,695
Talos Production LLC/Finance, Inc.
04/03/2022	11.000%	6,136,177	3,773,749
Total			10,257,444
Media and Entertainment 0.8%
Lions Gate Capital Holdings LLC(d)
11/01/2024	5.875%	8,250,000	7,154,034
Meredith Corp.
02/01/2026	6.875%	3,700,000	3,251,645
Total			10,405,679
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.9%
CONSOL Energy, Inc.(d)
11/15/2025	11.000%	4,200,000	1,589,372
Constellium NV(d)
03/01/2025	6.625%	7,900,000	7,112,686
Warrior Met Coal, Inc.(d)
11/01/2024	8.000%	3,832,000	3,245,607
Total			11,947,665
Midstream 0.2%
Rockpoint Gas Storage Canada Ltd.(d)
03/31/2023	7.000%	4,216,000	3,130,595
Summit Midstream Partners LP(e)
Junior Subordinated
12/31/2049	9.500%	8,400,000	120,098
Total			3,250,693
Oil Field Services 0.1%
Nabors Industries Ltd.(d)
01/15/2026	7.250%	3,447,000	1,166,627
01/15/2028	7.500%	854,000	233,419
Total			1,400,046
Other Industry 0.2%
WeWork Companies, Inc.(d)
05/01/2025	7.875%	7,700,000	2,854,542
Packaging 1.6%
ARD Finance SA(d),(h)
06/30/2027	6.500%	8,000,000	6,978,995
BWAY Holding Co.(d)
04/15/2025	7.250%	8,500,000	6,656,320
Novolex(d)
01/15/2025	6.875%	8,490,000	7,937,475
Total			21,572,790
Pharmaceuticals 0.6%
Bausch Health Companies, Inc.(d)
01/31/2027	8.500%	3,700,000	3,868,883
01/30/2028	5.000%	1,228,000	1,162,573
01/30/2030	5.250%	2,728,000	2,582,178
Total			7,613,634
Restaurants 0.2%
IRB Holding Corp.(d)
02/15/2026	6.750%	4,300,000	3,445,488

6	Tri-Continental Corporation | Quarterly Report 2020

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(d)
02/15/2028	5.875%	500,000	509,303
Safeway, Inc.
02/01/2031	7.250%	7,512,000	7,455,834
Total			7,965,137
Technology 1.0%
Diebold, Inc.
04/15/2024	8.500%	8,100,000	5,389,448
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(d)
11/30/2024	10.000%	3,750,000	3,868,296
Western Digital Corp.
02/15/2026	4.750%	3,500,000	3,550,245
Total			12,807,989
Transportation Services 0.3%
Hertz Corp. (The)(d)
10/15/2024	5.500%	3,500,000	1,921,457
08/01/2026	7.125%	4,500,000	2,380,190
Total			4,301,647
Wirelines 0.3%
Front Range BidCo, Inc.(d)
03/01/2028	6.125%	4,350,000	4,134,507
Total Corporate Bonds & Notes (Cost $237,849,909)			193,509,065

Limited Partnerships 0.3%
Issuer	Shares	Value ($)
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Enviva Partners LP	115,000	3,072,800
Rattler Midstream LP	335,000	1,165,800
Total		4,238,600
Total Energy		4,238,600
Total Limited Partnerships (Cost $8,630,942)		4,238,600

Preferred Debt 0.6%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.3%
Citigroup Capital XIII(e)
10/30/2040	8.953%	155,000	3,968,000
Preferred Debt (continued)
Issuer	Coupon Rate	Shares	Value ($)
Finance Companies 0.3%
GMAC Capital Trust I(e)
02/15/2040	8.303%	165,000	3,384,150
Total Preferred Debt (Cost $8,251,367)			7,352,150

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.2%
BCP Raptor LLC/EagleClaw Midstream Ventures(i),(j)
Term Loan
3-month USD LIBOR + 4.250% Floor 1.000% 06/24/2024	5.250%	7,783,890	3,269,234
Total Senior Loans (Cost $7,722,176)			3,269,234

Warrants —%
Issuer	Shares	Value ($)
Energy —%
Oil, Gas & Consumable Fuels —%
Goodrich Petroleum Corp.(a),(f),(g)	16,334	0
Total Energy		0
Total Warrants (Cost $—)		0

Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(k),(l)	2,571,528	2,570,242
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.230%(k)	11,703,298	11,703,298
Total Money Market Funds (Cost $14,274,399)		14,273,540
Total Investments in Securities (Cost: $1,503,798,054)		1,317,838,676
Other Assets & Liabilities, Net		12,688,717
Net Assets		1,330,527,393

Tri-Continental Corporation | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Tri-Continental Corporation, March 31, 2020 (Unaudited)
At March 31, 2020, securities and/or cash totaling $753,584 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	31	06/2020	USD	3,983,035	183,838	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2020, the total value of these securities amounted to $405,000, which represents 0.03% of total net assets.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Directors. At March 31, 2020, the total value of these securities amounted to $163,958,406, which represents 12.32% of total net assets.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2020.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Directors. At March 31, 2020, the total value of these securities amounted to $3,100,000, which represents 0.23% of total net assets.
(g)	Valuation based on significant unobservable inputs.
(h)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(i)	The stated interest rate represents the weighted average interest rate at March 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(j)	Variable rate security. The interest rate shown was the current rate as of March 31, 2020.
(k)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(l)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	14,273,946	23,223,187	(34,925,605)	2,571,528	1,100	(859)	39,238	2,570,242
Abbreviation Legend
ADR	American Depositary Receipt
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Tri-Continental Corporation | Quarterly Report 2020